Financial assets	12 Months Ended
Dec. 31, 2017
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Financial assets
9.	Financial assets

Derivative

On December 20, 2016, the Company entered into a share subscription agreement with Incyte. As the contract is denominated in U.S. dollars, the Company determined that the forward contract to sell its own shares at a future date to which the Company became committed on December 20, 2016 represented a derivative financial instrument. The remaining fair value of the derivative recognized in the statement of financial position at December 31, 2016 was €11.8 million. The Company had determined the fair value of this derivative utilizing the Bloomberg Pricing System and the Company’s closing stock prices at each valuation date which are significant Level 2 observable inputs.

On January 23, 2017, the Company settled the forward contract by delivering shares to Incyte upon the closing of the share subscription agreement, thereby extinguishing the derivative financial asset. Upon the extinguishment of the financial asset, the Company recorded finance charges of €10.7 million relating to the change in fair value of the asset and a discount on the share subscription of €1.1 million representing the difference between the original subscription price and the actual price of the common stock on the date of settlement on January 23, 2017.

Investments

Held to maturity investments are investments in commercial paper, securities issued by several public corporations and the United States Treasury with a maturity date of greater than three months at the date of settlement. Investments with a maturity of 12 months or more from the original investment date are classified as non-current.

Investments as of December 31, 2017 consist of the following:

(euros in thousands)
Commercial paper	15,527
U.S. Treasury securities	9,177
Corporate fixed income bonds	7,886
Agency bond	1,453

Investments, current portion	34,043
Corporate fixed income bonds	7,060

Non-current investments	7,060

Total investments	41,103

During the fourth quarter of 2017, the Company made purchases of investments totaling €41.8 million which are held and denominated in U.S. dollars. As a result of the fluctuation in foreign currency between the euro and U.S. dollar, the Company recorded unrealized exchanges losses of €0.8 million in net loss on foreign exchange for the year ended December 31, 2017.